UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	February 14, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   13
Form 13F Information Table Value Total:	$194,920


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    8044	     334,100    SOLE     334,100
COOPER CAMERON CORP             COM       216640102    2458       60,900    SOLE      60,900
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    3931      129,300    SOLE     129,300
EL PASO CORP                    COM       28336L109   12330      276,400    SOLE     276,400
GLOBALSANTAFE CORP              COM       G3930E951   27197      953,615    SOLE     953,615
GULF INDONESIA RES LTD          COM       402284103   10623    1,180,300    SOLE   1,180,300
NABORS INDS INC                 COM       629568106    1576       45,900    SOLE      45,900
NOBLE DRILLING CORP COM         COM       655042109    5540      162,750    SOLE     162,750
PRIDE INTL INC DEL              COM       74153Q102   11499      761,500    SOLE     761,500
ROWAN COS INC                   COM       779382100    3435      177,375    SOLE     177,375
STOLT OFFSHORE S A              SP ADR    861567105    6000      666,700    SOLE     666,700
			              REG COM
TALISMAN ENERGY INC             COM       87425E103   50975    1,346,759    SOLE   1,346,759
TESCO CORP                      COM       88157K101   51312    6,159,950    SOLE   6,159,950
